CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses - Other disposals of assets [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses [Line Items]
Loans and advances to customers		£ 342
Non-controlling interests		(242)
Other net assets (liabilities)	£ 1	29
	1	129
Net assets	1	129
Cash consideration received on losing control of group undertakings and businesses	1	129
Net cash inflow (outflow)	£ 1	£ 129